UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Growth Fund

SEMIANNUAL REPORT

May 31, 2011

MEG-SEM

MFS® GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.0%
Danaher Corp.	3.1%
EMC Corp.	3.0%
Oracle Corp.	2.9%
Google, Inc., “A”	2.2%
American Tower Corp., “A”	2.0%
Qualcomm, Inc.	1.9%
Thermo Fisher Scientific, Inc.	1.8%
Precision Castparts Corp.	1.7%
Occidental Petroleum Corp.	1.7%

Equity sectors
Technology	25.5%
Health Care	10.6%
Energy	9.2%
Industrial Goods & Services	9.0%
Retailing	8.6%
Leisure	7.7%
Consumer Staples	6.1%
Financial Services	5.9%
Special Products & Services	4.4%
Basic Materials	3.9%
Transportation	2.6%
Utilities & Communications	2.2%
Autos & Housing	2.2%

Percentages are based on net assets as of 5/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2010 through May 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2010 through May 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/10	Ending Account Value 5/31/11	Expenses Paid During Period (p) 12/01/10-5/31/11
A	Actual	1.10%	$1,000.00	$1,122.70	$5.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
B	Actual	1.85%	$1,000.00	$1,118.37	$9.77
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
C	Actual	1.85%	$1,000.00	$1,118.55	$9.77
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
I	Actual	0.85%	$1,000.00	$1,123.94	$4.50
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R1	Actual	1.85%	$1,000.00	$1,118.46	$9.77
	Hypothetical (h)	1.85%	$1,000.00	$1,015.71	$9.30
R2	Actual	1.35%	$1,000.00	$1,121.17	$7.14
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79
R3	Actual	1.10%	$1,000.00	$1,122.43	$5.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R4	Actual	0.85%	$1,000.00	$1,123.94	$4.50
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Aerospace - 3.6%
Goodrich Corp.	169,670	$14,810,484
Honeywell International, Inc.	578,360	34,441,338
Precision Castparts Corp.	274,043	43,052,155

		$92,303,977
Airlines - 0.2%
United Continental Holdings, Inc. (a)	193,930	$4,683,410

Alcoholic Beverages - 1.0%
Diageo PLC	1,210,816	$25,811,113

Apparel Manufacturers - 0.9%
LVMH Moet Hennessy Louis Vuitton S.A.	58,013	$10,151,082
NIKE, Inc., “B”	87,999	7,431,516
Phillips-Van Heusen Corp.	80,390	5,303,328

		$22,885,926
Automotive - 1.0%
Johnson Controls, Inc.	632,850	$25,060,860

Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	369,940	$17,542,555

Broadcasting - 4.0%
Discovery Communications, Inc., “A” (a)	249,690	$10,876,496
Interpublic Group of Cos., Inc.	1,351,050	16,118,027
Viacom, Inc., “B”	827,260	41,702,177
Walt Disney Co.	771,790	32,129,618

		$100,826,318
Brokerage & Asset Managers - 1.9%
Affiliated Managers Group, Inc. (a)	315,960	$33,406,451
Blackrock, Inc.	68,529	14,086,821

		$47,493,272
Business Services - 3.3%
Accenture Ltd., “A”	468,640	$26,895,250
Cognizant Technology Solutions Corp., “A” (a)	317,300	24,127,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
FleetCor Technologies, Inc. (a)	199,190	$6,720,671
MSCI, Inc., “A” (a)	171,390	6,473,400
Verisk Analytics, Inc., “A” (a)	570,290	19,418,375

		$83,635,188
Cable TV - 0.7%
Comcast Corp., “Special A”	720,780	$16,974,369

Chemicals - 2.2%
Celanese Corp.	376,690	$19,621,782
Ecolab, Inc.	239,340	13,134,979
Monsanto Co.	341,600	24,267,264

		$57,024,025
Computer Software - 7.8%
Autodesk, Inc. (a)	623,610	$26,802,758
Check Point Software Technologies Ltd. (a)	621,000	34,105,320
Intuit, Inc. (a)	416,280	22,466,632
Oracle Corp.	2,162,760	74,009,647
Red Hat, Inc. (a)	301,450	13,143,220
Salesforce.com, Inc. (a)	46,210	7,035,935
VeriSign, Inc.	581,646	20,369,243

		$197,932,755
Computer Software - Systems - 9.6%
Apple, Inc. (a)(s)	366,991	$127,650,480
EMC Corp. (a)	2,641,640	75,207,491
International Business Machines Corp.	206,150	34,824,920
Verifone Systems, Inc. (a)	126,140	6,071,118

		$243,754,009
Construction - 1.2%
Owens Corning (a)	399,840	$15,273,888
Stanley Black & Decker, Inc.	194,670	14,382,220

		$29,656,108
Consumer Products - 1.3%
Avon Products, Inc.	346,050	$10,281,146
Colgate-Palmolive Co.	245,660	21,502,620

		$31,783,766

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 1.1%
Priceline.com, Inc. (a)	26,640	$13,724,662
Sotheby’s	327,330	13,931,165

		$27,655,827
Electrical Equipment - 3.1%
Danaher Corp. (s)	1,461,790	$79,711,409

Electronics - 2.9%
Advanced Micro Devices, Inc. (a)	1,141,333	$9,906,770
Agilent Technologies, Inc. (a)	123,250	6,146,478
ASML Holding N.V.	604,620	23,586,226
Broadcom Corp., “A”	444,890	16,007,142
First Solar, Inc. (a)(l)	54,310	6,748,018
JDS Uniphase Corp. (a)	188,710	3,810,055
Microchip Technology, Inc.	166,760	6,592,023

		$72,796,712
Energy - Independent - 4.7%
Apache Corp.	108,420	$13,509,132
Denbury Resources, Inc. (a)	362,730	7,965,551
EOG Resources, Inc.	212,760	23,220,626
Newfield Exploration Co. (a)	181,210	13,516,454
Noble Energy, Inc.	209,470	19,522,604
Occidental Petroleum Corp.	393,000	42,385,050

		$120,119,417
Engineering - Construction - 1.5%
Fluor Corp.	568,200	$39,166,026

Food & Beverages - 2.8%
Coca-Cola Co.	399,820	$26,711,974
Green Mountain Coffee Roasters, Inc. (a)	134,710	11,096,063
Groupe Danone	87,381	6,406,962
Mead Johnson Nutrition Co., “A”	377,650	25,600,894

		$69,815,893
Gaming & Lodging - 1.2%
Carnival Corp.	409,340	$15,886,485
Las Vegas Sands Corp. (a)	121,830	5,060,818
Wynn Resorts Ltd.	61,970	9,079,844

		$30,027,147

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 4.0%
Costco Wholesale Corp.	324,980	$26,804,350
Dollar General Corp. (a)	287,080	10,067,896
Kohl’s Corp.	568,790	30,282,380
Target Corp.	709,770	35,154,908

		$102,309,534
Health Maintenance Organizations - 0.6%
WellPoint, Inc.	209,450	$16,372,707

Internet - 2.5%
Google, Inc., “A” (a)(s)	105,940	$56,044,379
LinkedIn Corp., “A” (a)	96,570	7,878,181

		$63,922,560
Machinery & Tools - 0.5%
Joy Global, Inc.	50,950	$4,567,668
Polypore International, Inc. (a)	112,290	7,360,610

		$11,928,278
Major Banks - 1.4%
Goldman Sachs Group, Inc.	91,110	$12,821,910
JPMorgan Chase & Co.	402,260	17,393,722
SunTrust Banks, Inc.	177,890	5,004,046

		$35,219,678
Medical & Health Technology & Services - 3.5%
AmerisourceBergen Corp.	547,540	$22,569,599
Cerner Corp. (a)	113,930	13,682,993
Express Scripts, Inc. (a)	290,260	17,287,886
IDEXX Laboratories, Inc. (a)	140,030	11,023,162
Medco Health Solutions, Inc. (a)	161,340	9,657,812
Stericycle, Inc. (a)	156,120	13,908,731

		$88,130,183
Medical Equipment - 3.5%
Becton, Dickinson & Co.	159,880	$13,997,494
Cooper Cos., Inc.	68,840	5,156,804
Covidien PLC	418,550	23,020,250
Thermo Fisher Scientific, Inc. (a)	692,830	45,345,724

		$87,520,272
Metals & Mining - 0.4%
Teck Resources Ltd., “B”	212,490	$11,170,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.2%
Kinder Morgan, Inc.	152,650	$4,471,119

Network & Telecom - 2.7%
Cisco Systems, Inc.	455,330	$7,649,544
Juniper Networks, Inc. (a)	196,180	7,182,150
Qualcomm, Inc.	817,444	47,894,044
Trimble Navigation Ltd. (a)	103,650	4,528,469

		$67,254,207
Oil Services - 4.5%
Cameron International Corp. (a)	607,780	$28,966,795
Dresser-Rand Group, Inc. (a)	204,400	10,747,352
FMC Technologies, Inc. (a)	115,650	5,161,460
Halliburton Co.	390,930	19,605,140
National Oilwell Varco, Inc.	205,140	14,889,061
Schlumberger Ltd.	404,110	34,640,309

		$114,010,117
Other Banks & Diversified Financials - 1.9%
MasterCard, Inc., “A”	100,200	$28,762,410
Visa, Inc., “A”	234,418	19,001,923

		$47,764,333
Pharmaceuticals - 2.3%
Abbott Laboratories	427,180	$22,320,155
Allergan, Inc.	172,340	14,257,688
Teva Pharmaceutical Industries Ltd., ADR	407,010	20,716,809

		$57,294,652
Pollution Control - 0.3%
Republic Services, Inc.	247,890	$7,813,493

Printing & Publishing - 0.6%
Moody’s Corp.	377,470	$15,064,828

Railroad & Shipping - 1.3%
CSX Corp.	188,400	$14,940,120
Kansas City Southern Co. (a)	321,930	18,958,458

		$33,898,578
Real Estate - 0.7%
Jones Lang LaSalle, Inc.	187,080	$18,174,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.2%
McDonald’s Corp.	207,140	$16,890,196
Starbucks Corp.	350,860	12,908,139

		$29,798,335
Specialty Chemicals - 1.3%
Airgas, Inc.	155,290	$10,727,433
Praxair, Inc.	201,520	21,328,877

		$32,056,310
Specialty Stores - 3.7%
Abercrombie & Fitch Co., “A”	275,410	$20,867,816
Amazon.com, Inc. (a)	178,690	35,146,536
Industria de Diseno Textil S.A.	86,759	7,887,083
PetSmart, Inc.	186,380	8,443,014
Tiffany & Co.	188,990	14,298,983
Urban Outfitters, Inc. (a)	191,770	5,841,314

		$92,484,746
Telephone Services - 2.0%
American Tower Corp., “A” (a)	925,378	$51,339,971

Tobacco - 1.0%
Philip Morris International, Inc.	357,230	$25,631,253

Trucking - 1.1%
Expeditors International of Washington, Inc.	408,210	$21,561,652
FedEx Corp.	68,600	6,423,704

		$27,985,356
Total Common Stocks (Identified Cost, $2,009,157,737)		$2,478,276,013

Money Market Funds (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	53,204,858	$53,204,858

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.2%
Issuer	Shares/Par	Value ($)

Goldman Sachs, Repurchase Agreement, 0.11%, dated 5/31/11, due 6/1/11, total to be received $5,049,047 (secured by U.S. Treasury and Federal Agency obligations valued at $5,150,018 in an individually traded account), at Cost and Value	$5,049,032	$5,049,032
Total Investments (Identified Cost, $2,067,411,627)		$2,536,529,903

Other Assets, Less Liabilities - (0.2)%		(4,810,324)
Net Assets - 100.0%		$2,531,719,579

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At May 31, 2011, the value of securities pledged amounted to $563,017. At May 31, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,014,206,769)	$2,483,325,045
Underlying affiliated funds, at cost and value	53,204,858
Total investments, at value, including $5,059,212 of securities on loan (identified cost, $2,067,411,627)	$2,536,529,903
Cash	40,041
Receivables for
Fund shares sold	2,949,710
Interest and dividends	1,991,226
Other assets	11,931
Total assets	$2,541,522,811
Liabilities
Payables for
Investments purchased	$1,102,347
Fund shares reacquired	2,289,694
Collateral for securities loaned, at value	5,049,032
Payable to affiliates
Investment adviser	211,016
Shareholder servicing costs	844,729
Distribution and service fees	100,459
Payable for independent Trustees’ compensation	65,105
Accrued expenses and other liabilities	140,850
Total liabilities	$9,803,232
Net assets	$2,531,719,579
Net assets consist of
Paid-in capital	$2,023,274,969
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	469,133,868
Accumulated net realized gain (loss) on investments and foreign currency transactions	38,114,612
Undistributed net investment income	1,196,130
Net assets	$2,531,719,579
Shares of beneficial interest outstanding	57,585,479

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,833,350,153	41,229,959	$44.47
Class B	119,899,525	3,072,469	39.02
Class C	118,108,181	3,045,653	38.78
Class I	135,401,823	2,933,402	46.16
Class R1	6,746,477	173,425	38.90
Class R2	48,609,798	1,127,418	43.12
Class R3	53,740,513	1,213,601	44.28
Class R4	215,863,109	4,789,552	45.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $47.18 [100 / 94.25 x $44.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$15,249,631
Interest	74,157
Dividends from underlying affiliated funds	48,819
Foreign taxes withheld	(73,804)
Total investment income	$15,298,803
Expenses
Management fee	$9,155,799
Distribution and service fees	3,643,178
Shareholder servicing costs	2,471,444
Administrative services fee	173,077
Independent Trustees’ compensation	37,647
Custodian fee	95,897
Shareholder communications	105,596
Auditing fees	27,472
Legal fees	19,413
Miscellaneous	116,339
Total expenses	$15,845,862
Fees paid indirectly	(50)
Reduction of expenses by investment adviser	(1,834,901)
Net expenses	$14,010,911
Net investment income	$1,287,892
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$145,864,747
Foreign currency transactions	(63,024)
Net realized gain (loss) on investments and foreign currency transactions	$145,801,723
Change in unrealized appreciation (depreciation)
Investments	$128,416,782
Translation of assets and liabilities in foreign currencies	12,269
Net unrealized gain (loss) on investments and foreign currency translation	$128,429,051
Net realized and unrealized gain (loss) on investments and foreign currency	$274,230,774
Change in net assets from operations	$275,518,666

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/11 (unaudited)	Year ended 11/30/10
From operations
Net investment income (loss)	$1,287,892	$(5,766,748)
Net realized gain (loss) on investments and foreign currency transactions	145,801,723	209,367,074
Net unrealized gain (loss) on investments and foreign currency translation	128,429,051	51,913,856
Change in net assets from operations	$275,518,666	$255,514,182
Change in net assets from fund share transactions	$24,294,439	$(71,635,413)
Total change in net assets	$299,813,105	$183,878,769
Net assets
At beginning of period	2,231,906,474	2,048,027,705
At end of period (including undistributed net investment income of $1,196,130 and accumulated net investment loss of $91,762, respectively)	$2,531,719,579	$2,231,906,474

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$39.61		$35.08	$25.99	$45.06	$37.44	$34.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.08)	$(0.07)	$(0.04)	$(0.09)	$(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	4.83		4.61	9.16	(15.95)	7.71	3.15
Total from investment operations	$4.86		$4.53	$9.09	$(15.99)	$7.62	$2.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$44.47		$39.61	$35.08	$25.99	$45.06	$37.44
Total return (%) (r)(s)(t)	12.27	(n)	12.91	34.97	(38.04)	20.35	8.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.30	1.39	1.29	1.22	1.29
Expenses after expense reductions (f)	1.10	(a)	1.15	1.24	1.14	1.20	1.26
Net investment income (loss)	0.16	(a)	(0.21)	(0.25)	(0.12)	(0.21)	(0.56)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$1,833,350		$1,662,038	$1,556,478	$1,212,554	$2,152,172	$2,152,378

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$34.89		$31.13	$23.24	$40.91	$34.24	$31.78
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.31)	$(0.25)	$(0.30)	$(0.36)	$(0.43)
Net realized and unrealized gain (loss) on investments and foreign currency	4.24		4.07	8.14	(14.29)	7.03	2.89
Total from investment operations	$4.13		$3.76	$7.89	$(14.59)	$6.67	$2.46
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$39.02		$34.89	$31.13	$23.24	$40.91	$34.24
Total return (%) (r)(s)(t)	11.84	(n)	12.08	33.95	(38.51)	19.48	7.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.05	2.15	2.04	1.97	2.04
Expenses after expense reductions (f)	1.85	(a)	1.90	2.00	1.89	1.96	2.01
Net investment loss	(0.58	)(a)	(0.96)	(0.99)	(0.87)	(0.96)	(1.32)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$119,900		$126,226	$156,809	$169,643	$463,026	$675,784

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$34.67		$30.94	$23.10	$40.67	$34.04	$31.60
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.31)	$(0.25)	$(0.29)	$(0.35)	$(0.42)
Net realized and unrealized gain (loss) on investments and foreign currency	4.22		4.04	8.09	(14.20)	6.98	2.86
Total from investment operations	$4.11		$3.73	$7.84	$(14.49)	$6.63	$2.44
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$38.78		$34.67	$30.94	$23.10	$40.67	$34.04
Total return (%) (r)(s)(t)	11.85	(n)	12.06	33.94	(38.49)	19.48	7.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.05	2.14	2.04	1.97	2.04
Expenses after expense reductions (f)	1.85	(a)	1.90	1.99	1.89	1.95	2.01
Net investment loss	(0.59	)(a)	(0.96)	(1.00)	(0.87)	(0.96)	(1.32)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$118,108		$106,161	$96,581	$78,656	$140,613	$151,723

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009		2008	2007	2006

Net asset value, beginning of period	$41.07		$36.27	$26.81		$46.27	$38.35	$35.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.01	$(0.00	)(w)	$0.05	$0.02	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	5.00		4.79	9.46		(16.43)	7.90	3.22
Total from investment operations	$5.09		$4.80	$9.46		$(16.38)	$7.92	$3.11
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—		$(3.08)	$—	$—
Net asset value, end of period	$46.16		$41.07	$36.27		$26.81	$46.27	$38.35
Total return (%) (r)(s)	12.39	(n)	13.23	35.29		(37.88)	20.65	8.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.05	1.14		1.04	0.96	1.04
Expenses after expense reductions (f)	0.85	(a)	0.90	0.99		0.89	0.95	1.01
Net investment income (loss)	0.41	(a)	0.04	(0.00	)(w)	0.13	0.04	(0.31)
Portfolio turnover	45		103	108		121	72	124
Net assets at end of period (000 omitted)	$135,402		$108,419	$82,183		$55,173	$99,597	$76,727

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$34.78		$31.03	$23.17	$40.79	$34.19	$31.75
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.31)	$(0.25)	$(0.30)	$(0.39)	$(0.44)
Net realized and unrealized gain (loss) on investments and foreign currency	4.23		4.06	8.11	(14.24)	6.99	2.88
Total from investment operations	$4.12		$3.75	$7.86	$(14.54)	$6.60	$2.44
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$38.90		$34.78	$31.03	$23.17	$40.79	$34.19
Total return (%) (r)(s)	11.85	(n)	12.09	33.92	(38.50)	19.30	7.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.05	2.14	2.07	2.08	2.24
Expenses after expense reductions (f)	1.85	(a)	1.90	1.99	1.92	2.04	2.11
Net investment loss	(0.59	)(a)	(0.96)	(1.00)	(0.90)	(1.06)	(1.37)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$6,746		$5,894	$5,392	$4,535	$8,094	$2,776

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$38.46		$34.14	$25.36	$44.15	$36.82	$34.06
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.17)	$(0.14)	$(0.14)	$(0.24)	$(0.32)
Net realized and unrealized gain (loss) on investments and foreign currency	4.68		4.49	8.92	(15.57)	7.57	3.08
Total from investment operations	$4.66		$4.32	$8.78	$(15.71)	$7.33	$2.76
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$43.12		$38.46	$34.14	$25.36	$44.15	$36.82
Total return (%) (r)(s)	12.12	(n)	12.65	34.62	(38.20)	19.91	8.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.55	1.64	1.55	1.62	1.79
Expenses after expense reductions (f)	1.35	(a)	1.40	1.49	1.41	1.59	1.66
Net investment loss	(0.08	)(a)	(0.47)	(0.50)	(0.38)	(0.61)	(0.94)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$48,610		$42,889	$30,378	$24,612	$31,054	$8,668

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$39.45		$34.92	$25.88	$44.88	$37.34	$34.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.08)	$(0.07)	$(0.05)	$(0.15)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	4.81		4.61	9.11	(15.87)	7.69	3.13
Total from investment operations	$4.83		$4.53	$9.04	$(15.92)	$7.54	$2.88
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$44.28		$39.45	$34.92	$25.88	$44.88	$37.34
Total return (%) (r)(s)	12.24	(n)	12.97	34.93	(38.04)	20.19	8.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.30	1.38	1.31	1.36	1.43
Expenses after expense reductions (f)	1.10	(a)	1.15	1.23	1.16	1.34	1.41
Net investment income (loss)	0.09	(a)	(0.22)	(0.26)	(0.13)	(0.36)	(0.69)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$53,741		$30,767	$13,572	$8,232	$14,828	$9,758

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$40.10		$35.42	$26.18	$45.25	$37.53	$34.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.01	$(0.04)	$0.05	$(0.02)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	4.89		4.67	9.28	(16.04)	7.74	3.17
Total from investment operations	$4.97		$4.68	$9.24	$(15.99)	$7.72	$3.00
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(3.08)	$—	$—
Net asset value, end of period	$45.07		$40.10	$35.42	$26.18	$45.25	$37.53
Total return (%) (r)(s)	12.39	(n)	13.21	35.29	(37.87)	20.57	8.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.05	1.07	1.06	1.06	1.12
Expenses after expense reductions (f)	0.85	(a)	0.90	0.92	0.91	1.05	1.10
Net investment income (loss)	0.38	(a)	0.04	(0.13)	0.12	(0.06)	(0.46)
Portfolio turnover	45		103	108	121	72	124
Net assets at end of period (000 omitted)	$215,863		$149,511	$106,634	$5,344	$56,956	$39,964

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charge.
(w)	Per Share amount was less than $0.01 and 0.01%, respectively.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Growth Fund (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures

Notes to Financial Statements (unaudited) – continued

approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,338,440,819	$—	$—	$2,338,440,819
Israel	54,822,129	—	—	54,822,129
United Kingdom	—	25,811,113	—	25,811,113
Netherlands	23,586,226	—	—	23,586,226
France	6,406,962	10,151,082	—	16,558,044
Canada	11,170,599	—	—	11,170,599
Spain	7,887,083	—	—	7,887,083
Short Term Securities	—	5,049,032	—	5,049,032
Mutual Funds	53,204,858	—	—	53,204,858
Total Investments	$2,495,518,676	$41,011,227	$—	$2,536,529,903

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an

Notes to Financial Statements (unaudited) – continued

ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At May 31, 2011, the fund has yet to enter into such transactions.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended November 30, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/11
Cost of investments	$2,076,468,782
Gross appreciation	474,797,480
Gross depreciation	(14,736,359)
Net unrealized appreciation (depreciation)	$460,061,121

Notes to Financial Statements (unaudited) – continued

As of 11/30/10
Capital loss carryforwards	(98,629,956)
Other temporary differences	(88,439)
Net unrealized appreciation (depreciation)	331,644,339

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/17	$(98,629,956)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.70%

MFS has agreed to reduce the management fee to 0.60% of the fund’s average daily net assets through March 31, 2012. For the six months ended May 31, 2011, this waiver amounted to $1,829,083 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $215,591 for the six months ended May 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,232,688
Class B	0.75%	0.25%	1.00%	1.00%	632,535
Class C	0.75%	0.25%	1.00%	1.00%	572,356
Class R1	0.75%	0.25%	1.00%	1.00%	32,116
Class R2	0.25%	0.25%	0.50%	0.50%	115,692
Class R3	—	0.25%	0.25%	0.25%	57,791
Total Distribution and Service Fees					$3,643,178

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2011 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 were subject to a service fee of 0.15% annually. This agreement terminated on January 1, 2011. Effective January 1, 2011, all class A assets are subject to the full service fee of 0.25%.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2011, were as follows:

Amount
Class A	$51
Class B	73,305
Class C	4,737

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2011, the fee was $1,043,994, which equated to 0.0854% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,427,450.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $3,371 and the Retirement Deferral plan resulted in an expense of $6,816. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $64,136 at May 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,745 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,818, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,085,104,875 and $1,076,921,707, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/11		Year ended 11/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,736,038	$117,374,618	4,891,888	$178,468,042
Class B	187,807	7,077,313	373,859	12,251,161
Class C	265,712	9,994,239	496,924	15,971,521
Class I	601,377	26,920,100	899,636	34,095,396
Class R1	25,286	958,090	33,507	1,064,443
Class R2	205,933	8,567,156	448,917	16,328,964
Class R3	573,344	24,146,591	527,838	19,826,247
Class R4	1,501,457	64,037,277	1,257,305	45,882,526
	6,096,954	$259,075,384	8,929,874	$323,888,300
Shares reacquired
Class A	(3,465,305)	$(148,958,371)	(7,306,352)	$(265,926,803)
Class B	(732,857)	(27,532,305)	(1,793,329)	(58,071,715)
Class C	(281,745)	(10,588,613)	(557,229)	(17,812,901)
Class I	(308,066)	(13,702,020)	(525,129)	(19,734,848)
Class R1	(21,321)	(800,064)	(37,791)	(1,212,300)
Class R2	(193,779)	(8,015,243)	(223,407)	(7,897,786)
Class R3	(139,730)	(5,995,822)	(136,462)	(4,957,841)
Class R4	(440,617)	(19,188,507)	(539,178)	(19,909,519)
	(5,583,420)	$(234,780,945)	(11,118,877)	$(395,523,713)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/11		Year ended 11/30/10
	Shares	Amount	Shares	Amount
Net change
Class A	(729,267)	$(31,583,753)	(2,414,464)	$(87,458,761)
Class B	(545,050)	(20,454,992)	(1,419,470)	(45,820,554)
Class C	(16,033)	(594,374)	(60,305)	(1,841,380)
Class I	293,311	13,218,080	374,507	14,360,548
Class R1	3,965	158,026	(4,284)	(147,857)
Class R2	12,154	551,913	225,510	8,431,178
Class R3	433,614	18,150,769	391,376	14,868,406
Class R4	1,060,840	44,848,770	718,127	25,973,007
	513,534	$24,294,439	(2,189,003)	$(71,635,413)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2011, the fund’s commitment fee and interest expense were $10,898 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	62,042,564	348,096,772	(356,934,478)	53,204,858

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$48,819	$53,204,858

Notes to Financial Statements (unaudited) – continued

(8)	Subsequent Event

On May 11, 2011, the Board of Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Core Growth Fund would be reorganized into MFS Growth Fund. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS Core Growth Fund. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Core Growth Fund to the MFS Growth Fund and the assumption by the MFS Growth Fund of the liabilities of the MFS Core Growth Fund in exchange solely for shares of beneficial interest in the MFS Growth Fund. Immediately following the transfer, the MFS Growth Fund shares received by the MFS Core Growth Fund will be distributed to shareholders, pro rata, and the MFS Core Growth Fund will be liquidated and terminated. The MFS Growth Fund is offering Class W shares in connection with the reorganization, which have not commenced investment operations as of the date of this semiannual report. If approved by shareholders, it is expected that the reorganization will occur on or around August 26, 2011.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.